Related Party Transactions Disclosure (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 22, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Loan received from related party	$ 2,950	$ 9,084	$ 15,620
Note payable due to related party		$ 36,662	$ 27,578